John Hancock
Collateral Trust
Quarterly portfolio holdings 9/30/2020

Fund’s investments
As of 9-30-20 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 31.7%				$579,888,373
(Cost $579,626,906)
Chariot Funding LLC	11-02-20	0.243	2,525,000	2,524,743
Gotham Funding Corp	11-10-20	0.152	6,500,000	6,498,734
Henkel of America, Inc.	04-27-21	0.355	10,000,000	9,988,389
Honeywell International, Inc.	05-10-21	0.355	10,000,000	9,987,913
Jupiter Securitization Company LLC	12-03-20	0.345	1,800,000	1,799,443
Lime Funding LLC	10-14-20	0.152	7,798,000	7,797,609
Manhattan Asset Funding Company LLC	10-02-20 to 10-16-20	0.142 to 0.274	82,000,000	81,998,632
MUFG Bank, Ltd.	10-29-20	0.264	2,750,000	2,749,843
National Rural Utilities Cooperative Finance Corp.	10-08-20	0.081	50,000,000	49,999,000
ONE Gas, Inc.	10-08-20 to 10-16-20	0.112 to 0.132	30,625,000	30,624,027
Pfizer, Inc.	10-05-20	0.203	700,000	699,993
PSP Capital, Inc.	12-16-20 to 06-18-21	0.315 to 1.825	84,175,000	84,137,369
Royal Bank of Canada	12-21-20 to 01-21-21	1.268	6,800,000	6,797,472
Salt River Project Agricultural Improvement & Power District	10-01-20 to 01-06-21	0.122 to 0.213	44,200,000	44,194,489
State of California	11-04-20	0.120	18,000,000	18,000,000
Sumitomo Mitsui Trust Bank, Ltd.	10-06-20 to 11-12-20	0.081 to 0.345	23,525,000	23,524,198
Swedbank AB	11-20-20	0.152	10,556,000	10,554,295
Thunder Bay Funding LLC	04-05-21	0.203	25,000,000	24,969,483
Toyota Credit Canada, Inc.	11-23-20 to 03-12-21	0.294 to 0.497	50,000,000	49,951,872
Toyota Motor Finance Netherlands BV	12-11-20	0.345	20,000,000	19,991,520

University of California	10-15-20	0.101	12,000,000	11,999,485
Yale University	11-04-20 to 01-05-21	0.101 to 0.183	81,115,000	81,099,864
U.S. Government 16.4%				$299,992,374

(Cost $299,994,350)
U.S. Treasury Bill	10-13-20	0.043 to 0.070	300,000,000	299,992,374
U.S. Government Agency 13.0%				$236,839,204
(Cost $236,605,615)
Federal Agricultural Mortgage Corp. (SOFR + 0.100%) (A)	04-01-21 to 08-23-21	0.172 to 0.182	11,000,000	11,004,105

Federal Farm Credit Bank (3 month LIBOR - 0.135%) (A)	10-29-20	0.146	5,000,000	4,999,632
Federal Farm Credit Bank (SOFR + 0.080%) (A)	03-10-22	0.152	7,000,000	7,001,244
Federal Farm Credit Bank (1 month LIBOR) (A)	12-16-20	0.154	10,000,000	10,000,309
Federal Farm Credit Bank (Prime rate - 3.100%) (A)	03-15-22	0.157	5,000,000	4,998,533
Federal Farm Credit Bank (Prime rate - 2.970%) (A)	05-27-22	0.283	15,000,000	15,023,703
Federal Farm Credit Bank (3 month USBMMY + 0.250%) (A)	02-22-22	0.324	10,000,000	10,024,578
Federal Farm Credit Bank (SOFR + 0.380%) (A)	04-22-22	0.454	5,000,000	5,024,304
Federal Farm Credit Bank (Prime rate - 3.030%) (A)	06-23-21 to 09-03-21	0.223 to 0.334	45,000,000	45,029,359
Federal Home Loan Bank (3 month LIBOR - 0.170%) (A)	01-08-21	(0.152)	25,000,000	24,994,571
Federal Home Loan Bank (SOFR + 0.070%) (A)	10-02-20	0.142	5,000,000	5,000,012
Federal Home Loan Bank (SOFR + 0.100%) (A)	10-09-20	0.172	25,000,000	25,000,494
Federal Home Loan Mortgage Corp. (SOFR + 0.400%) (A)	10-21-21	0.414	20,600,000	20,604,462
Federal National Mortgage Association (SOFR + 0.075%) (A)	06-04-21	0.183	13,000,000	13,003,481
Federal National Mortgage Association (SOFR + 0.190%) (A)	05-19-22	0.263	5,000,000	5,009,623

Federal National Mortgage Association (SOFR + 0.200%) (A)	06-15-22	0.273	10,000,000	10,021,527

Federal National Mortgage Association (SOFR + 0.390%) (A)	04-15-22	0.464	20,000,000	20,099,267
Corporate interest-bearing obligations 11.2%				$205,148,948
(Cost $204,911,290)
Alphabet, Inc.	05-19-21	0.387	3,308,000	3,379,256

Apple, Inc.	11-13-20 to 05-06-21	0.312 to 1.213	47,000,000	47,636,156
Cincinnati Children's Hospital Medical Center	10-07-20	0.112	10,250,000	10,250,000
Cisco Systems, Inc.	02-28-21	1.045	5,315,000	5,356,529
Emerson Electric Company	11-15-20	1.791	1,540,000	1,547,278
2	JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value

John Deere Capital Corp. (3 month LIBOR + 0.240%) (A)	03-12-21	1.055	7,540,000	$7,547,700
John Deere Capital Corp.	01-08-21 to 06-07-21	0.294 to 1.743	8,795,000	8,852,202
Johnson & Johnson	05-15-21	0.379	2,150,000	2,195,389
Mitsubishi UFJ Trust & Banking Corp. (B)	10-19-20	0.307	4,000,000	4,004,592
National Rural Utilities Cooperative Finance Corp.	03-15-21	1.034	1,000,000	1,011,968
Pfizer, Inc.	06-03-21	0.163	1,000,000	1,012,241
PNC Bank NA	11-05-20 to 01-22-21	1.889 to 1.972	32,118,000	32,192,009
Royal Bank of Canada	10-30-20 to 04-30-21	0.299 to 1.816	17,900,000	17,974,094
The Bank of New York Mellon Corp.	05-03-21	0.479	7,171,000	7,236,811
The Bank of Nova Scotia (3 month LIBOR + 0.420%) (A)	01-25-21	0.215	11,722,000	11,736,619
The Bank of Nova Scotia	10-21-20	1.841	1,500,000	1,501,669
The Toronto-Dominion Bank	04-07-21	1.001	9,386,000	9,479,286
Toyota Motor Credit Corp.	01-08-21	1.605	2,438,000	2,456,275

U.S. Bancorp	01-29-21 to 05-24-21	0.764 to 1.721	14,651,000	14,752,960
UBS AG (B)	12-01-20	1.171	15,000,000	15,025,914
Time deposits 5.5%				$100,000,000
(Cost $100,000,000)

BNP Paribas SA	10-01-20	0.020	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.	12-02-20	0.375	50,000,000	50,000,000
Certificate of deposit 4.9%				$90,099,519
(Cost $90,000,000)

Credit Suisse AG (SOFR + 0.480%) (A)	11-09-20	0.557	40,000,000	40,018,675

The Toronto-Dominion Bank	07-28-21	0.425	50,000,000	50,080,844
Municipal bonds 0.4%				$8,140,480
(Cost $8,127,662)
Florida State Board of Administration Finance Corp.	07-01-21	0.475	8,000,000	8,140,480

	Par value^	Value
Repurchase agreement 16.1%		$294,000,000
(Cost $294,000,000)
Barclays Tri-Party Repurchase Agreement dated 9-30-20 at 0.060% to be repurchased at $269,000,448 on 10-1-20, collateralized by $274,153,300 U.S. Treasury Notes, 0.375% - 0.625% due 3-31-27 to 9-30-27 (valued at $274,380,519)	269,000,000	269,000,000
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $25,000,000 on 10-1-20, collateralized by $23,222,500 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $25,500,096)	25,000,000	25,000,000
Total investments (Cost $1,813,265,823) 99.2%		$1,814,108,898
Other assets and liabilities, net 0.8%		14,799,307
Total net assets 100.0%		$1,828,908,205

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK COLLATERAL TRUST	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2020, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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